Investments (Narrative) (Details) £ in Millions		3 Months Ended								12 Months Ended
	Jul. 31, 2016 GBP (£)	Dec. 31, 2017 USD ($) shares	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) shares	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2017 GBP (£) shares	Dec. 31, 2016 GBP (£) shares
Schedule of Investments [Line Items]
Commercial paper and money market investments		$ 217,600,000				$ 485,100,000				$ 217,600,000	$ 485,100,000
Investments in Marketable equity securities		536,315,000				424,229,000				536,315,000	424,229,000
Cash paid for new marketable equity securities										0	48,265,000	$ 145,807,000
Available-for-sale Securities, Gross Realized Gains (Losses), Sale Proceeds										0	29,700,000
Marketable equity securities purchased											47,900,000	146,200,000
Loss on sales of marketable equity securities											8,100,000
Gain on sales of marketable equity securities											6,200,000
Equity Method Investment, Other than Temporary Impairment		2,800,000
Pre-tax gain on equity method investment		$ (4,697,000)	$ (532,000)	$ 1,331,000	$ 649,000	$ (7,042,000)	$ (1,008,000)	$ (891,000)	$ 1,004,000	(3,249,000)	(7,937,000)	(697,000)
Pre-tax gain (loss) on sale of equity method investment										$ 0	$ 0	$ 4,827,000
Markel Corporation [Member]
Schedule of Investments [Line Items]
Number of shares held in investment | shares		28,000				28,000				28,000	28,000		28,000	28,000
Investments in Marketable equity securities		$ 31,900,000				$ 25,300,000				$ 31,900,000	$ 25,300,000
Intersection [Member]
Schedule of Investments [Line Items]
Equity Method Investment, Ownership Percentage										11.00%
HomeHero [Member]
Schedule of Investments [Line Items]
Equity Method Investment, Other than Temporary Impairment						$ 8,400,000
Graham Healthcare Group [Member]
Schedule of Investments [Line Items]
Revenue from Related Parties										$ 18,300,000	$ 14,900,000
Graham Healthcare Group [Member] | Residential Home Health Illinois [Member]
Schedule of Investments [Line Items]
Ownership percentage of investment in affiliate		40.00%								40.00%			40.00%
Graham Healthcare Group [Member] | Residential Hospice Illinois [Member]
Schedule of Investments [Line Items]
Ownership percentage of investment in affiliate		42.50%								42.50%			42.50%
Graham Healthcare Group [Member] | Residential And Michigan Hospital Joint Venture [Member]
Schedule of Investments [Line Items]
Ownership percentage of investment in affiliate		40.00%								40.00%			40.00%
Graham Healthcare Group [Member] | Celtic Healthcare Allegheny Health Network Joint Venture [Member]
Schedule of Investments [Line Items]
Ownership percentage of investment in affiliate		40.00%								40.00%			40.00%
York University [Member] | York Joint Venture [Member]
Schedule of Investments [Line Items]
Ownership percentage of investment in affiliate		45.00%								45.00%			45.00%
Other Commitment | £	£ 25.0
Loan Receivable, Payment Term	25 years
Related Party Transaction, Rate	7.00%
Advances to Affiliate | £													£ 5.0	£ 11.0